Prepaid Expenses and Other Current Assets (Details) - Schedule of Prepaid Expenses and Other Current Assets ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Prepaid Expenses and Other Current Assets [Abstract]
Derivative asset - current	₨ 13	$ 0.2	₨ 914
Interest receivable on term deposits	98	1.3	305
Prepaid debt financing costs	141	1.9	367
Balance with statutory authorities	267	3.5	396
Prepaid bank guarantee charges	62	0.8	68
Prepaid insurance and other expenses	95	1.3	82
Advance to suppliers	998	13.2	44
Other	251	3.2	14
Total	₨ 1,925	$ 25.4	₨ 2,190